RELATED-PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RELATED-PARTY TRANSACTIONS
Revenue	$ 1,000,000	$ 1,000,000
Due to related party	(100)	(100)
Related party | CLS
RELATED-PARTY TRANSACTIONS
Revenue	1,000,000	1,000,000
Due to related party	$ (100)	$ (100)